Prospectus Supplement

June 24, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 24, 2011 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2011 of:

Global Tactical Asset Allocation Portfolio (Class I)

Effective August 1, 2011, the section of the Prospectus entitled "Portfolio Summary—Investment Adviser and Sub-Advisers—Portfolio Managers" is hereby deleted and replaced with the following:

The Global Asset Allocation team manages the Portfolio. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio are shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Mark A. Bavoso	Managing Director	September 2010

Henry McVey	Managing Director	September 2010

Cyril Moullé-Berteaux	Managing Director	August 2011

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio's assets are managed within the Global Asset Allocation team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Mark A. Bavoso, Henry McVey and Cyril Moullé-Berteaux.

Mr. Bavoso has been associated with the Adviser in an investment management capacity since 1986. Mr. McVey has been associated with the Adviser in an investment management capacity since June 2009. Mr. McVey was a portfolio manager for Fortress Investment Group LLC from September 2007 to May 2009. Prior to September 2007, Mr. McVey worked as the Chief U.S. Investment Strategist for Morgan Stanley. Mr. Moullé-Berteaux has been associated with the Adviser in an investment management capacity since August 2011. Mr. Moullé-Berteaux was a founding partner and portfolio manager of Traxis Partners LP from March 2003 to July 2011.

***

Effective September 1, 2011, Henry McVey will no longer be managing the Portfolio. As a result, effective September 1, 2011, all references to Mr. McVey are hereby deleted from the Prospectus.

Please retain this supplement for future reference.

Prospectus Supplement

June 24, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 24, 2011 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2011 of:

Global Tactical Asset Allocation Portfolio (Class II)

Effective August 1, 2011, the section of the Prospectus entitled "Portfolio Summary—Investment Adviser and Sub-Advisers—Portfolio Managers" is hereby deleted and replaced with the following:

The Global Asset Allocation team manages the Portfolio. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio are shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Mark A. Bavoso	Managing Director	September 2010

Henry McVey	Managing Director	September 2010

Cyril Moullé-Berteaux	Managing Director	August 2011

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio's assets are managed within the Global Asset Allocation team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Mark A. Bavoso, Henry McVey and Cyril Moullé-Berteaux.

Mr. Bavoso has been associated with the Adviser in an investment management capacity since 1986. Mr. McVey has been associated with the Adviser in an investment management capacity since June 2009. Mr. McVey was a portfolio manager for Fortress Investment Group LLC from September 2007 to May 2009. Prior to September 2007, Mr. McVey worked as the Chief U.S. Investment Strategist for Morgan Stanley. Mr. Moullé-Berteaux has been associated with the Adviser in an investment management capacity since August 2011. Mr. Moullé-Berteaux was a founding partner and portfolio manager of Traxis Partners LP from March 2003 to July 2011.

***

Effective September 1, 2011, Henry McVey will no longer be managing the Portfolio. As a result, effective September 1, 2011, all references to Mr. McVey are hereby deleted from the Prospectus.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

June 24, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 24, 2011 to The Universal Institutional Funds, Inc. Statement of Additional Information dated April 29, 2011

Effective August 1, 2011, the section of the Statement of Additional Information entitled "Portfolio Managers—Other Accounts Managed by the Portfolio Managers at December 31, 2010 (unless otherwise indicated): Global Tactical Asset Allocation" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Mark A. Bavoso	5	$1.0 billion	0	$0	0		$0
Henry McVey	4	$874.1 million	2	$618.4 million	10	(9)	$4.3 billion(9)
Cyril Moullé-Berteaux*	0	$0	0	$0	0		$0

*  Figures shown are as of June 24, 2011.

(9)  Of these other accounts, four accounts with a total of approximately $1.8 billion in assets, had performance-based fees.

Portfolio and Portfolio Managers	Portfolio Holdings
Global Tactical Asset Allocation

Mark A. Bavoso	None*

Henry McVey	None*

Cyril Moullé-Berteaux	None**

*  Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

**  Figures shown are as of June 24, 2011.

***

Effective September 1, 2011, Henry McVey will no longer be managing the Portfolio. As a result, effective September 1, 2011, all references to Mr. McVey are hereby deleted from the Statement of Additional Information.

Please retain this supplement for future reference.